S000047014 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	111 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Universal Index (Reflects no deduction for fees, expense or taxes
Prospectus [Line Items]
Average Annual Return, Percent	2.04%	0.06%	1.79%
Reference Benchmark (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	6.02%	1.71%	2.33%
BATS SERIES A
Prospectus [Line Items]
Average Annual Return, Percent	8.46%	3.41%	4.61%
Performance Inception Date			Sep. 21, 2015
BATS SERIES A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.62%	1.51%	2.42%
Performance Inception Date			Sep. 21, 2015
BATS SERIES A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.95%	1.77%	2.55%
Performance Inception Date			Sep. 21, 2015